UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-173349

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 371	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	November 30, 2011

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☑	on November 30, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account-II

Prospectus supplement dated November 30, 2011 to
prospectus dated June 23, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The following changes are made to the Nationwide Destination Navigator (New York) Annuity:

1.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current price for the 7% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

2.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit or the 5% Spousal Continuation Benefit.

3.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the Lifetime Withdrawal Percentages are reduced for the 10% Lifetime Income Option and the 7% Lifetime Income Option.

4.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), election of a Spousal Continuation Benefit option will reduce Lifetime Withdrawal Percentages associated with the elected Lifetime Income Option.

Accordingly, the following changes apply to your prospectus:

1.	The "Recurring Contract Expenses" table is deleted in its entirety and replaced with the following:

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$303
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge Administrative Charge	1.10% 0.20%
Reduced CDSC Option ("Liquidity Option")4 (assessed as an annualized percentage of Daily Net Assets) Total Variable Account Charges (including this option only)	0.50% 1.80%
One-Year Enhanced Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets) Total Variable Account Charges (including this option only)	0.20% 1.50%
Lifetime Income Options (assessed annually as a percentage of the Current Income Benefit Base5) (eligible applicants may purchase one option)
Maximum 5% Lifetime Income Option Charge	1.00%6
7% Lifetime Income Option Charge	1.00%
10% Lifetime Income Option Charge	1.20%
Spousal Continuation Benefits (assessed annually as a percentage of the Current Income Benefit Base) (eligible applicants may purchase the option that corresponds to the elected Lifetime Income Option)

Maximum 5% Spousal Continuation Benefit Charge	0.15%7
Maximum 7% Spousal Continuation Benefit Charge	0.30%8

3 On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary.  This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
4 Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:
Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
5 For information about how the Current Income Benefit Base is calculated, see, "Determination of the Income Benefit Base Prior to the First Surrender," later in this prospectus.
6 The current charge associated with the 5% Lifetime Income Option is 0.75% of the Current Income Benefit Base.

7 For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
8 For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.

2.	The "7% Lifetime Income Option" subsection of the "Charges and Expenses" section in "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the tenth L.Inc Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years.  The 7% Lifetime Income Option is available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.

If the Contract Owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

3.	The "7% and 5% Spousal Continuation Benefit" subsection of the "Charges and Expenses" section in "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:

7% and 5% Spousal Continuation Benefit

The 7% and 5% Spousal Continuation Benefits allow a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the respective Lifetime Income Option, provided that certain conditions are satisfied.  The 7% or 5% Spousal Continuation Benefit is only available for election at the time of application if the corresponding Lifetime Income Option is elected.

If the Contract Owner elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the 7% Spousal Continuation Benefit.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.

If the Contract Owner elects the 5% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the 5% Spousal Continuation Benefit.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 5% Lifetime Income Option.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.

Any charge is deducted at the same time and in the same manner as the respective Lifetime Income Option charge.

4.
The "Lifetime Income Option Charge" subsection of the "10%, 7% and 5% Lifetime Income Option" section in "Optional Contract Benefits, Charges and Deductions" is deleted in its entirety and replaced with the following:

Lifetime Income Option Charge

In exchange for the 10% Lifetime Income Option, Nationwide will assess an annual charge equal to 1.20% of the Current Income Benefit Base.  In exchange for the 7% Lifetime Income Option, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Lifetime Income Option is

0.95% of the Current Income Benefit Base.  In exchange for the 5% Lifetime Income Option, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge associated with the respective Lifetime Income Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.

The charge will be assessed on each Contract Anniversary (the "L.Inc Anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

5.
The "Lifetime Income Withdrawals" subsection of the "10%, 7% and 5% Lifetime Income Option" section in "Optional Contract Benefits, Charges and Deductions" is deleted in its entirety and replaced with the following:

Lifetime Income Withdrawals

At any time after the Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will redeem Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.

As with any surrender, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization. Lifetime income withdrawals are subject to the CDSC provisions of the contract.

At the time of the first withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract (including any associated credits) will increase the Current Income Benefit Base by the amount of the purchase payment (and any associated credit).

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner and which Lifetime Income Option was chosen (10%, 7%, or 5%) as indicated in the following tables:

For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):

                                                                                                                                                                         10% Lifetime Income Option

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

                                                                                                                                                                        7% Lifetime Income Option

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage1
50 up to 59½	3%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

                                                                                                                                                                            5% Lifetime Income Option

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage1
45 up to 59½	3%
59½ through 64	3.5%
65 through 80	4.5%
81 and older	5.5%

1 For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 7% Spousal Continuation Benefit or the 5% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see "7% and 5% Spousal Continuation Benefit").

For contracts issued before December 5, 2011 or the date of state approval (whichever is later):

                                                                                                                                                                        10% Lifetime Income Option

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

                                                                                                                                                                         7% Lifetime Income Option

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

                                                                                                                                                                              5% Lifetime Income Option

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	3.5%
65 through 80	4.5%
81 and older	5.5%

A Contract Owner will receive the highest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the Contract Owner would not be able to receive the maximum Lifetime Withdrawal Percentage available to that contract.  Contract Owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive the maximum Lifetime Withdrawal Percentage.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each L.Inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately.  All lifetime income withdrawal requests must be made on a Nationwide form available by contacting Nationwide's home office at the phone number and address shown on page 1 of this prospectus.

Each year’s benefit amount is non-cumulative.  A Contract Owner cannot take a previous year’s benefit amount in a subsequent year without causing an excess withdrawal (see below) that will reduce the Current Income Benefit Base.

Although withdrawals up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.  Note: If a Contract Owner elects to take a withdrawal that results in a CDSC, the total amount deducted from the Contract Value (and not the net withdrawal amount) is the amount used to determine whether the withdrawal exceeds the Lifetime Withdrawal Percentage limit.

6.	The first paragraph of the "7% and 5% Spousal Continuation Benefit" section in "Optional Contract Benefits, Charges and Deductions" is replaced with the following:

At the time the 7% Lifetime Income Option or the 5% Lifetime Income Option is elected (at time of application), the Contract Owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).

The charge associated with the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 7% Spousal Continuation Benefit, there is no additional charge associated with the option.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option as follows:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	3.25%
65 through 80	4.25%
81 and older	5.25%

For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the 7% Spousal Continuation Benefit, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.

The charge associated with the 5% Spousal Continuation Benefit will not exceed  0.15% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 5% Spousal Continuation Benefit, there is no additional charge associated with the option.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 5% Lifetime Income Option as follows:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	3%
65 through 80	4%
81 and older	5%

For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the 5% Spousal Continuation Benefit, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 5% Lifetime Income Option.

7.
The "Risks Associated with Electing the Spousal Continuation Benefit" subsection in the "7% and 5% Spousal Continuation Benefit" section in "Optional Contract Benefits, Charges and Deductions" is deleted in its entirety and replaced with the following:

Risks Associated with Electing the Spousal Continuation Benefit

There are situations where a Contract Owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (Co-Annuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay any applicable charge until annuitization.

INCORPORATION BY REFERENCE

The prospectus supplements dated July 12, 2011 and September 14, 2011, and the prospectus, statement of additional information, and Part C that were effective June 23, 2011, previously filed with the Commission under SEC file No. 333-173349 are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 1st  day of November , 2011.

NATIONWIDE VARIABLE ACCOUNT-II
                                                                                       (Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
                                                                                       (Depositor)

By /s/ JAMIE RUFF CASTO
                                                                                       Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of November , 2011.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact